Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2013 Basic Earnings Per Share USD ($)	Dec. 31, 2013 Basic Earnings Per Share CNY	Dec. 31, 2012 Basic Earnings Per Share CNY	Dec. 31, 2011 Basic Earnings Per Share CNY	Dec. 31, 2013 Diluted Earnings Per Share USD ($)	Dec. 31, 2013 Diluted Earnings Per Share CNY	Dec. 31, 2012 Diluted Earnings Per Share CNY	Dec. 31, 2011 Diluted Earnings Per Share CNY
Income Tax Holiday [Line Items]
Basic	$ 0.13	0.81	0.90	0.05	$ 0.13	0.78	0.89	0.05